UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/12

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/Standish Fixed Income Fund
-Dreyfus/Standish Global Fixed Income Fund

-Dreyfus/Standish International Fixed Income Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Fixed Income Fund
September 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--125.2%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Ctfs./Auto Receivables--5.7%
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. C	2.67	1/8/18	390,000		399,979
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	1,365,000		1,465,163
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,095,000		1,181,559
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	200,000		206,666
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	140,000		145,736
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	465,000		465,806
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CTFS	5.22	7/15/15	196,821	b	197,066
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	280,000		282,480
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	835,000	b	850,588
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	405,000		411,138
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	1,065,000		1,098,516
Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. C	3.20	2/15/18	540,000		550,774
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. D	3.64	5/15/18	710,000		724,806
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	230,000		241,332
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	450,000		465,221
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	540,000		569,488
SMART Trust,
Ser. 2011-1USA, Cl. A3B	1.07	10/14/14	629,370	b,c	630,412
					9,886,730
Asset-Backed Ctfs./Home Equity Loans--.2%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	60,311	c	59,633
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.54	10/25/35	189,187	c	183,870
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	24,335	c	24,321
					267,824
Banks--9.8%
Ally Financial,

Gtd. Notes	4.63	6/26/15	650,000		666,999
Ally Financial,
Gtd. Notes	5.50	2/15/17	1,090,000		1,140,462
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	1,225,000		1,348,874
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	520,000		593,907
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	805,000		947,272
CIT Group,
Sr. Unscd. Notes	5.00	8/15/22	230,000		240,446
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	485,000		520,163
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	1,065,000		1,171,589
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	900,000		1,042,204
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	250,000		302,350
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	560,000		618,465
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	195,000		225,029
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	625,000		671,904
Intesa Sanpaolo,
Sr. Unscd. Notes	6.50	2/24/21	550,000	b	538,095
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	1,340,000		1,479,662
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	825,000		916,891
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	455,000		498,824
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	840,000		921,845
PNC Bank,
Sub. Notes	6.88	4/1/18	350,000		435,332
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	785,000	c	881,447
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	505,000		511,439
Santander US Debt SA Unipersonal,
Bank Gtd. Notes	3.72	1/20/15	900,000	b	893,737
US Bancorp,
Sub. Notes	2.95	7/15/22	560,000		566,516
					17,133,452
Commercial Mortgage Pass-Through Ctfs.--4.8%
American Tower Trust,
Ser. 2007-1A, Cl. D	5.96	4/15/37	630,000	b	658,670
American Tower Trust,
Ser. 2007-1A, Cl. F	6.64	4/15/37	1,280,000	b	1,312,829
Citigroup Commercial Mortgage
Trust, Ser. 2012-GC8, Cl. A4	3.02	9/10/45	735,000		761,063

Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-C4, Cl. AAB		5.07	8/15/38	167,886	c	168,650
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B		1.73	3/6/20	2,965,000	b,c	2,965,031
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E		2.48	3/6/20	1,120,000	b,c	1,120,297
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K		4.80	3/6/20	650,000	b,c	650,338
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. AM		5.88	2/12/51	560,000	c	625,173
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2		4.38	10/15/41	57,490		57,483
						8,319,534
Consumer Discretionary--.8%
Ameristar Casinos,
Gtd. Notes		7.50	4/15/21	390,000	d	421,200
Hanesbrands,
Gtd. Notes		6.38	12/15/20	420,000		457,800
Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	340,000	b	450,571
						1,329,571
Consumer Staples--.9%
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	325,000		447,633
Pernod-Ricard,
Sr. Unscd. Notes		4.25	7/15/22	530,000	b	578,177
SABMiller Holdings,
Gtd. Notes		3.75	1/15/22	530,000	b	576,682
						1,602,492
Diversified Financials--5.0%
Ameriprise Financial,
Jr. Sub. Notes		7.52	6/1/66	610,000	c	677,100
AON,
Gtd. Notes		3.50	9/30/15	460,000		487,886
Discover Financial Services,
Notes		5.20	4/27/22	998,000	b	1,095,557
ERAC USA Finance,
Gtd. Notes		6.38	10/15/17	460,000	b	550,131
Ford Motor Credit,
Sr. Unscd. Notes		4.21	4/15/16	660,000		700,005
Ford Motor Credit,
Sr. Unscd. Notes		5.00	5/15/18	1,075,000		1,176,290
General Electric Capital,
Sr. Unscd. Notes		2.30	4/27/17	1,000,000		1,029,053
General Electric Capital,
Sr. Unscd. Notes		6.88	1/10/39	520,000		697,204
Harley-Davidson Funding,
Gtd. Notes		5.75	12/15/14	815,000	b	888,827
Hyundai Capital Services,
Sr. Unscd. Notes		4.38	7/27/16	400,000	b	431,565
International Lease Finance,

Sr. Unscd. Notes		5.75	5/15/16	425,000		452,728
International Lease Finance,
Sr. Unscd. Notes		6.63	11/15/13	565,000		593,250
						8,779,596
Electric Utilities--1.0%
Exelon Generation,
Sr. Unscd. Notes		5.20	10/1/19	660,000		750,464
Nisource Finance,
Gtd. Notes		4.45	12/1/21	555,000		618,343
Sempra Energy,
Sr. Unscd. Notes		6.50	6/1/16	340,000		405,199
						1,774,006
Foreign/Governmental--5.6%
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	590,000		621,520
Irish Government,
Bonds	EUR	5.50	10/18/17	2,625,000		3,654,406
Italian Government,
Bonds	EUR	4.75	6/1/17	1,315,000		1,746,687
Italian Government,
Bonds	EUR	5.50	9/1/22	645,000		859,691
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	620,000		628,321
Petroleos Mexicanos,
Gtd. Notes		4.88	1/24/22	300,000		339,750
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.45	6/15/18	785,000		855,022
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	585,000		648,531
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	360,000		468,617
						9,822,545
Health Care--.6%
DaVita,
Gtd. Notes		5.75	8/15/22	85,000		88,825
HCA,
Sr. Scd. Notes		5.88	3/15/22	200,000		217,750
Watson Pharmaceuticals,
Sr. Unscd. Notes		4.63	10/1/42	225,000		231,298
Wellpoint,
Sr. Unscd. Notes		1.25	9/10/15	585,000		589,509
						1,127,382
Industrial--.5%
Waste Management,
Gtd. Notes		7.00	7/15/28	596,000		796,098

Materials--1.9%
ArcelorMittal,
Sr. Unscd. Notes		6.50	2/25/22	210,000	c	207,203
Ardagh Packaging Finance,
Sr. Scd. Notes		7.38	10/15/17	450,000	b	484,313
Dow Chemical,
Sr. Unscd. Notes		4.13	11/15/21	1,125,000		1,226,374

Teck Resources,
Gtd. Notes	6.25	7/15/41	410,000		447,776
Vale,
Sr. Unscd. Notes	5.63	9/11/42	415,000		424,263
Vale Overseas,
Gtd. Notes	4.38	1/11/22	525,000		554,485
					3,344,414
Media--2.1%
Cablevision Systems,
Sr. Unscd. Notes	7.75	4/15/18	400,000		445,000
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	575,000	b	690,934
Dish DBS,
Gtd. Notes	5.88	7/15/22	430,000	b	442,900
NBCUniversal Media,
Sr. Unscd. Notes	4.38	4/1/21	600,000		681,585
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	150,000	b	175,893
TCI Communications,
Sr. Unscd. Debs.	7.88	2/15/26	355,000		512,417
Time Warner
Gtd. Debs.	6.10	7/15/40	220,000		273,818
Time Warner,
Gtd. Notes	3.40	6/15/22	440,000		465,655
					3,688,202
Municipal Bonds--.9%
California,
GO (Build America Bonds)	7.30	10/1/39	610,000		797,764
New York City,
GO (Build America Bonds)	5.99	12/1/36	630,000		797,404
					1,595,168
Office And Business Equipment--.3%
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	485,000		551,984
Oil & Gas--3.3%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	985,000		1,188,825
CNOOC Finance (2012),
Gtd. Notes	3.88	5/2/22	440,000	b	467,619
Continental Resources,
Gtd. Notes	5.00	9/15/22	465,000	b	486,506
Hess,
Sr. Unscd. Notes	5.60	2/15/41	310,000		360,950
MEG Energy,
Gtd. Notes	6.38	1/30/23	425,000	b	454,219
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	610,000		768,600
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	305,000		345,190
Petrobras International Finance,
Gtd. Notes	6.75	1/27/41	260,000		323,997
Transocean,
Gtd. Notes	2.50	10/15/17	330,000		332,220

Unit,
Gtd. Notes		6.63	5/15/21	440,000	b	456,500
Valero Energy,
Gtd. Notes		6.13	2/1/20	500,000		608,243
						5,792,869
Paper & Paper Related--.6%
Georgia-Pacific,
Gtd. Notes		8.25	5/1/16	485,000	b	521,981
Smurfit Kappa Acquisitions,
Gtd. Notes		4.88	9/15/18	200,000	b	198,250
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	5.13	9/15/18	200,000	b	259,901
						980,132
Pipelines--1.4%
Enterprise Products Operating,
Gtd. Notes		4.45	2/15/43	205,000		203,604
Enterprise Products Operating,
Gtd. Notes		5.95	2/1/41	520,000		617,400
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.55	9/15/40	605,000		746,312
Williams Partners,
Sr. Unscd. Notes		3.35	8/15/22	655,000		670,943
Williams Partners,
Sr. Unscd. Notes		6.30	4/15/40	125,000		157,047
						2,395,306
Property & Casualty Insurance--3.9%
AIG SunAmerica Global Financing X,
Sr. Scd. Notes		6.90	3/15/32	190,000	b	250,635
American International Group,
Sr. Unscd. Notes		6.40	12/15/20	675,000		823,566
Cincinnati Financial,
Sr. Unscd. Notes		6.13	11/1/34	563,000		641,256
Hartford Financial Services Group,
Sr. Unscd. Notes		5.13	4/15/22	645,000		725,878
Liberty Mutual Group,
Gtd. Notes		4.95	5/1/22	490,000	b	513,518
Metlife,
Sr. Unscd. Debs., Ser. A		6.82	8/15/18	550,000		692,929
Prudential Financial,
Sr. Unscd. Notes		5.38	6/21/20	540,000		625,238
Prudential Financial,
Jr. Sub. Notes		5.88	9/15/42	580,000	c	596,675
Prudential Financial,
Sr. Unscd. Notes		6.20	11/15/40	800,000		959,026
Willis North America,
Gtd. Notes		6.20	3/28/17	810,000		923,985
						6,752,706
Real Estate--1.7%
DDR,
Sr. Unscd. Notes		4.75	4/15/18	545,000		605,407
Duke Realty,
Sr. Unscd. Notes		6.75	3/15/20	55,000		66,184
Duke Realty,

Sr. Unscd. Notes	8.25	8/15/19	510,000		645,576
Entertainment Properties,
Gtd. Notes	5.75	8/15/22	465,000		483,717
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	196,000		207,984
Regency Centers,
Gtd. Notes	5.25	8/1/15	187,000		203,984
WEA Finance,
Gtd. Notes	7.13	4/15/18	445,000	b	544,627
WEA Finance,
Gtd. Notes	7.50	6/2/14	245,000	b	270,067
					3,027,546
Residential Mortgage Pass-Through Ctfs.--.2%
CS First Boston Mortgage
Securities, Ser. 2004-7,
Cl. 6A1	5.25	10/25/19	279,744		284,599
Retailing--1.7%
Autozone,
Sr. Unscd. Notes	3.70	4/15/22	435,000		459,450
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	1,073,756	b	1,456,704
Staples,
Gtd. Notes	9.75	1/15/14	330,000		365,204
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	725,000		728,274
					3,009,632
Telecommunications--.6%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	135,000		189,384
Telecom Italia Capital,
Gtd. Notes	7.18	6/18/19	150,000		166,125
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	675,000		663,188
					1,018,697
U.S. Government Agencies/Mortgage-Backed--29.4%
Federal Home Loan Mortgage Corp.:
4.00%			7,135,000	e,f	7,671,240
5.00%, 1/1/40 - 9/1/40			1,173,240	f	1,307,753
5.50%, 1/1/34 - 5/1/40			701,898	f	773,248
7.00%, 11/1/31			110,546	f	130,723
Federal National Mortgage Association:
2.50%			935,000	e,f	982,773
3.00%			5,015,000	e,f	5,295,527
3.50%			15,215,000	e,f	16,301,553
5.00%			5,680,000	e,f	6,196,526
6.00%			2,815,000	e,f	3,108,376
4.50%, 11/1/14			2,264	f	2,433
5.00%, 1/1/19 - 9/1/40			679,377	f	756,935
5.50%, 2/1/33 - 8/1/40			7,303,566	f	8,151,836
6.00%, 1/1/38			667,820	f	741,395
7.00%, 11/1/31 - 6/1/32			15,462	f	17,873
7.50%, 2/1/29 - 11/1/29			3,128	f	3,759

Government National Mortgage Association I:
6.00%, 1/15/32			1,088		1,242
6.50%, 7/15/32			2,096		2,502
8.00%, 5/15/26			1,867		2,173
					51,447,867
U.S. Government Securities--41.6%
U.S. Treasury Bonds:
3.88%, 8/15/40			5,455,000	d	6,665,328
4.63%, 2/15/40			160,000	d	219,625
6.13%, 11/15/27			1,345,000	d	2,024,435
U.S. Treasury Notes:
0.13%, 7/31/14			8,415,000	d	8,398,894
0.38%, 9/30/12			8,620,000	d	8,620,000
0.38%, 10/31/12			31,985,000	d	31,996,259
1.75%, 5/31/16			8,150,000		8,546,677
2.38%, 7/31/17			5,715,000	d	6,199,883
					72,671,101
Utilities--.7%
Calpine,
Sr. Scd. Notes	7.88	1/15/23	405,000	b	449,550
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	775,000	b	848,214
					1,297,764
Total Bonds and Notes
(cost $211,737,160)					218,697,217

Preferred Stocks--.5%			Shares		Value ($)
Diversified Financials
General Electric Capital,
Non-Cum, Perpetual, Ser. B, $6.25
(cost $900,000)			9,000	[c]	953,977
			Principal
Short-Term Investments--.1%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.13%, 2/7/13
(cost $139,937)			140,000	[g]	139,950

Other Investment--.7%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,194,500)			1,194,500	[h]	1,194,500
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $322,240)			322,240	[h]	322,240
Total Investments (cost $214,293,837)			126.7%		221,307,884
Liabilities, Less Cash and Receivables			(26.7%)		(46,592,970)
Net Assets			100.0%		174,714,914

GO--General Obligation

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR- Euro
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities were valued at $23,360,904 or 13.4% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was
$42,486,537 and the value of the collateral held by the fund was $43,440,486, consisting of cash collateral of
$322,240 and U.S. Government and Agency Securities valued at $43,118,246.
e	Purchased on a forward commitment basis.
f	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
g	Held by or on behalf of a counterparty for open financial futures positions.
h	Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $7,014,047 of which $7,219,506 related to appreciated investment securities and $205,459 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	71.0
Corporate Bonds	36.8
Asset/Mortgage-Backed	10.9
Foreign/Governmental	5.6
Short-Term/Money Market Investments	1.0
Municipal Bonds	.9
Preferred Stocks	.5
126.7

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2012 (Unaudited)

		Foreign
Forward Currency		Currency			Unrealized
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
Euro,
Expiring
10/30/2012	a	6,220,000	8,070,801	7,995,647	75,154

Counterparty;

a Morgan Stanley

STATEMENT OF FINANCIAL FUTURES
September 30, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2012	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	124	(16,552,062)	December 2012	(33,321)

					Unrealized
Notional			Base Index	Determination	(Depreciation)
Amount	Counterparty	Reference Index	Value	Date	($)

		Forward Rate
		Agreement, USD-
8,390,000	Barclays	LIBOR-BBA[a]	3.22	11/27/2012	(21,510)

a The fund will receive a payment from the counterparty if the value of the reference index is less than the base index value on the determination date. The fund will make a payment to the counterparty if the value of the reference index is greater than the base index value on the determination date.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	10,154,554	-	10,154,554
Commercial Mortgage-Backed	-	8,319,534	-	8,319,534
Corporate Bonds+	-	64,401,849	-	64,401,849
Foreign Government	-	9,822,545	-	9,822,545
Municipal Bonds	-	1,595,168	-	1,595,168
Mutual Funds	1,516,740	-	-	1,516,740
Preferred Stocks+	-	953,977	-	953,977
Residential Mortgage-Backed	-	284,599	-	284,599
U.S. Government Agencies/Mortgage-Backed	-	51,447,867	-	51,447,867
U.S. Treasury	-	72,811,051	-	72,811,051
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	75,154	-	75,154
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(33,321)	-	-	(33,321)
Swaps++	-	(21,510)	-	(21,510)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
September 30, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--94.0%		Rate (%)	Date	Amount ($) a		Value ($)
Australia--1.8%
FMG Resources (August 2006),
Gtd. Notes		6.38	2/1/16	470,000	b,c	459,425
Queensland Treasury,
Gov't Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	800,000		852,068
Queensland Treasury,
Gov't Gtd. Bonds, Ser. 15	AUD	6.00	10/14/15	1,250,000		1,410,327
Queensland Treasury,
Gov't Gtd. Notes, Ser. 21	AUD	6.00	6/14/21	900,000		1,103,778
SMART Trust,
Ser. 2011-1USA, Cl. A3B		1.07	10/14/14	839,160	c,d	840,549
						4,666,147
Austria--1.0%
Austrian Government,
Sr. Unscd. Notes	EUR	3.15	6/20/44	1,865,000	c	2,531,300
Belgium--1.3%
Belgium Government,
Bonds, Ser. 50	EUR	4.00	3/28/13	1,265,000		1,656,040
Belgium Government,
Sr. Unscd. Notes, Ser. 65	EUR	4.25	9/28/22	1,270,000		1,879,590
						3,535,630
Brazil--.6%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/13	2,100,000		1,068,436
Petrobras International Finance,
Gtd. Notes	EUR	5.88	3/7/22	435,000		640,711
						1,709,147
Canada--6.2%
Bombardier,
Sr. Unscd. Notes	EUR	6.13	5/15/21	410,000	c	558,483
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A2	CAD	2.03	8/17/15	500,000	c	511,021
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	1,620,000	c	1,668,185
Canadian Capital Auto Receivables Asset Trust,
Ser. 2011-1A, Cl. A2	CAD	2.63	8/17/14	2,039,531	c	2,086,666
Canadian Government,
Bonds	CAD	3.75	6/1/19	605,000		704,566
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	1,400,000		2,489,055
CIT Canada Equipment Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	1,325,000	c	1,347,106
CNH Capital Canada Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	1,695,000	c	1,739,569
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	800,000	c	816,804
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	1,200,000		1,226,903
Ford Auto Securitization Trust,
Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	825,125	c	843,782
Ford Auto Securitization Trust,
Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	325,000	c	335,661
MEG Energy,
Gtd. Notes		6.38	1/30/23	600,000	c	641,250
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	600,000		750,223
Videotron,
Gtd. Notes		5.00	7/15/22	595,000		624,750
						16,344,024
Chile--1.4%
Banco Santander Chile,
Sr. Unscd. Notes		3.88	9/20/22	445,000	b,c	447,496
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	944,000,000		2,117,458

CODELCO,
Sr. Unscd. Notes		3.88	11/3/21	540,000	c	589,551
Empresa Nacional de Petroleo,
Sr. Unscd. Notes		4.75	12/6/21	555,000	c	596,626
						3,751,131
Colombia--.2%
Bancolombia,
Sub. Notes		5.13	9/11/22	485,000	b	492,275
France--3.8%
AXA,
Sub. Notes	EUR	5.25	4/16/40	1,200,000	d	1,419,520
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	1,050,000	d	1,149,941
AXA,
Jr. Sub. Notes	EUR	6.21	10/29/49	215,000	d	232,039
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	800,000		1,028,040
BNP Paribas,
Sr. Unscd. Notes		2.38	9/14/17	2,115,000		2,126,607
French Government,
Bonds	EUR	4.50	4/25/41	2,025,000		3,250,206
Pernod-Ricard,
Sr. Unscd. Bonds		5.75	4/7/21	500,000	c	595,897
Pernod-Ricard,
Sr. Unscd. Bonds	EUR	5.00	3/15/17	200,000		290,286
						10,092,536
Germany--4.6%
Conti-Gummi Finance,
Sr. Scd. Bonds	EUR	7.13	10/15/18	600,000	c	827,701
German Government,
Unscd. Bonds	EUR	2.00	1/4/22	1,940,000		2,640,527
German Government,
Bonds, Ser. 155	EUR	2.50	10/10/14	4,755,000		6,416,598
Globaldrive,
Ser. 2011-AA, Cl. A	EUR	0.87	4/20/19	745,623	c,d	964,701
KFW,
Gov't Gtd. Bonds		3.50	3/10/14	125,000		130,770
Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	400,000	c	530,083
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	380,000	c	534,709
						12,045,089
Iceland--.8%
Iceland Government,
Unscd. Notes		5.88	5/11/22	725,000	c	791,715
Iceland Government,
Notes		4.88	6/16/16	1,235,000		1,288,279
						2,079,994
Ireland--3.7%
Ardagh Packaging Finance,
Sr. Scd. Notes	EUR	7.38	10/15/17	250,000		342,948
Bank of Ireland,
Gov't Gtd. Notes	EUR	4.00	1/28/15	2,150,000		2,769,764
Irish Government,
Bonds	EUR	4.60	4/18/16	400,000		539,296
Irish Government,
Bonds	EUR	5.00	10/18/20	1,710,000		2,199,611
Irish Government,
Bonds	EUR	5.50	10/18/17	2,135,000		2,972,250
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	5.13	9/15/18	260,000	c	337,872
Smurfit Kappa Acquistions,
Sr. Scd. Notes	EUR	7.75	11/15/19	380,000	c	537,761
						9,699,502
Italy--6.6%
Enel Finance International,
Gtd. Notes		5.70	1/15/13	295,000	c	297,580
Enel,
Bonds	EUR	4.88	2/20/18	915,000		1,221,636
Intesa Sanpaolo,

Sr. Unscd. Notes	EUR	4.13	9/19/16	300,000		387,318
Intesa Sanpaolo,
Sr. Notes	EUR	5.00	2/28/17	1,200,000		1,602,956
Italian Government,
Treasury Bonds	EUR	4.75	6/1/17	4,600,000		6,110,082
Italian Government,
Treasury Bonds	EUR	4.75	9/1/21	915,000		1,174,268
Italian Government,
Treasury Bonds	EUR	5.50	9/1/22	3,610,000		4,811,601
Telecom Italia Capital,
Gtd. Notes		5.25	10/1/15	200,000		211,000
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	325,000		359,938
Telecom Italia,
Sr. Unscd. Notes	GBP	7.38	12/15/17	750,000		1,320,685
						17,497,064
Japan--8.8%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	27,000,000		355,659
Japanese Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	382,750,000		5,269,963
Japanese Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	595,150,000		7,665,607
Japanese Government,
Sr. Unscd. Bonds, Ser. 106	JPY	2.20	9/20/28	506,500,000		7,235,694
Japanese Government,
Sr. Unscd. Bonds, Ser. 79	JPY	2.00	6/20/25	70,650,000		1,005,228
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	130,000,000	e	1,764,433
						23,296,584
Mexico--.8%
Comision Federal de Eletricidad,
Sr. Unscd. Notes		5.75	2/14/42	550,000	c	617,375
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	12,680,000		1,236,007
Mexichem
Sr. Unscd. Notes		4.88	9/19/22	345,000	c	351,038
						2,204,420
Netherlands--2.9%
ABN Amro Bank,
Sr. Unscd. Notes		4.25	2/2/17	1,100,000	c	1,182,698
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	140,000		199,005
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	100,000		135,702
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	150,000		231,434
ELM,
Sub. Notes	EUR	5.25	5/29/49	1,100,000	d	1,341,944
Iberdrola International,
Gtd. Notes	EUR	4.50	9/21/17	300,000		390,389
ING Bank,
Covered Notes	EUR	3.63	8/31/21	305,000		442,215
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	775,000		1,083,490
Repsol International Finance,
Gtd. Notes	EUR	4.38	2/20/18	500,000		647,469
Repsol International Finance,
Gtd. Notes	EUR	4.88	2/19/19	500,000		652,474
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	100,000		164,013
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	530,000	c	564,450
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	390,000	b,c	552,539
						7,587,822
Norway--1.0%
DNB Boligkreditt,
Covered Bonds		2.10	10/14/15	795,000	c	825,386
Norwegian Government,

Bonds, Ser. 474	NOK	3.75	5/25/21	4,300,000		860,094
Statoil,
Gtd. Notes		4.25	11/23/41	740,000		821,914
						2,507,394
Peru--.5%
BBVA Banco Continental,
Sr. Unscd. Notes		5.00	8/26/22	90,000	b,c	92,700
Corp Financiera de Desarrollo,
Sr. Unscd. Notes		4.75	2/8/22	360,000	c	398,700
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	1,580,000	c	728,534
						1,219,934
Philippines--.1%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	8,000,000		202,803
Poland--.4%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	1,015,000		1,179,938
Slovakia--3.2%
Slovakian Government,
Sr. Unscd. Notes		4.38	5/21/22	3,450,000	c	3,646,995
Slovakian Government,
Bonds, Ser. 213	EUR	3.50	2/24/16	1,550,000		2,147,787
Slovakian Government,
Sr. Unsub. Notes	EUR	4.00	3/26/21	955,000	b	1,354,575
Slovakian Government,
Sr. Unscd. Notes	EUR	4.38	1/21/15	900,000		1,249,184
						8,398,541
South Africa--1.9%
South African Government,
Sr. Unscd. Notes		4.67	1/17/24	555,000		625,763
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	35,250,000		3,874,472
Transnet SOC,
Sr. Unscd. Notes		4.00	7/26/22	525,000	c	534,975
						5,035,210
South Korea--.5%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	110,000		145,935
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	1,245,000		1,261,709
						1,407,644
Spain--3.4%
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	1,600,000		2,135,621
BBVA Senior Finance,
Gtd. Notes	EUR	4.38	9/21/15	1,100,000		1,417,363
Iberdrola Finanzas,
Gtd. Notes	EUR	3.50	10/13/16	1,200,000		1,533,413
Santander International Debt,
Gtd. Notes	EUR	4.00	3/27/17	1,600,000		1,979,614
Telefonica Emisiones,
Gtd. Notes		5.46	2/16/21	410,000		402,825
Telefonica Emisiones,
Gtd. Notes	GBP	5.38	2/2/18	985,000		1,598,911
						9,067,747
Supranational--.6%
Corporacion Andina de Fomento,
Sr. Unscd. Notes		4.38	6/15/22	345,000		375,880
Corporacion Andina de Fomento,
Sr. Unscd. Notes		3.75	1/15/16	660,000		695,260
Eurasian Development Bank,
Sr. Unscd. Notes		4.77	9/20/22	510,000	c	517,905
						1,589,045
Sweden--.7%
Nordea Bank,
Sr. Unscd. Notes		2.13	1/14/14	795,000	c	804,078
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	6,320,000	b	1,146,677
						1,950,755

Switzerland--.4%
Credit Suisse,
Covered Notes	EUR	2.13	1/18/17	800,000		1,084,827
Thailand--.2%
Bangkok Bank,
Sr. Unscd. Notes		2.75	3/27/18	585,000	c	589,049
Turkey--1.0%
Turkish Government,
Bonds	TRY	3.00	2/23/22	4,250,000	f	2,543,161
United Kingdom--9.8%
Abbey National Treasury Services,
Covered Bonds	EUR	3.63	9/8/17	800,000		1,122,700
ArcelorMittal,
Sr. Unscd. Notes		6.25	2/25/22	530,000	d	522,940
ArcelorMittal,
Sr. Unscd. Notes	EUR	4.63	11/17/17	245,000	b,d	324,831
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	440,000		583,724
BP Capital Markets,
Gtd. Notes		2.25	11/1/16	255,000		267,193
GlaxoSmithKline Capital,
Gtd. Notes		0.75	5/8/15	1,080,000		1,087,153
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	0.92	2/15/17	1,400,000	c,d	1,811,703
Ineos Finance,
Sr. Scd. Notes		7.50	5/1/20	450,000	c	459,000
Lloyds TSB Bank,
Gtd. Notes		4.20	3/28/17	1,685,000		1,861,062
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/16	600,000		821,772
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	200,000	b	294,256
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	5.38	9/3/19	450,000		688,363
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	75,000		87,315
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.59	9/15/39	1,247,937	c,d	1,061,021
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	100,000		198,001
Royal Bank of Scotland,
Gtd. Notes		5.63	8/24/20	405,000		462,419
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	280,000		383,765
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/21	600,000		873,593
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	5.75	5/21/14	205,000		282,911
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	535,000	d	600,731
Silverstone Master Issuer,
Ser. 2011-1A, Cl. 1A		2.00	1/21/55	895,000	c,d	915,972
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	520,000		864,545
United Kingdom Gilt,
Bonds	GBP	3.75	9/7/21	175,000		337,168
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	2,170,000		4,316,964
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	560,000		1,113,515
United Kingdom Gilt,
Bonds	GBP	4.75	12/7/30	165,000		354,796
United Kingdom Gilt,
Bonds	GBP	8.00	6/7/21	1,080,000		2,698,460
United Kingdom Gilt,
Bonds	GBP	8.75	8/25/17	715,000		1,606,221
						26,002,094
United States--25.7%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	45,514		45,626

Ally Financial,
Gtd. Notes		4.50	2/11/14	170,000		174,250
Ally Financial,
Gtd. Notes		5.50	2/15/17	840,000		878,888
Ally Master Owner Trust,
Ser. 2011-5, Cl. A		0.87	6/15/15	945,000	d	947,210
American International Group,
Sr. Unscd. Notes		4.88	6/1/22	580,000		654,914
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	235,000		283,628
Bank of America,
Sr. Unscd. Notes		3.88	3/22/17	1,035,000		1,114,951
Bank of America,
Sr. Unscd. Notes		5.63	7/1/20	1,115,000		1,273,474
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	200,000		283,683
Cargill,
Sr. Unscd. Notes		3.25	11/15/21	625,000	c	646,358
Chrysler Financial Auto Securitization Trust,
Ser. 2010-A, Cl. D		3.52	8/8/16	630,000		634,311
CIT Group,
Sr. Unscd. Notes		4.25	8/15/17	465,000		484,893
CIT Group,
Sr. Unscd. Notes		5.00	5/15/17	520,000		557,700
Citigroup,
Sr. Unscd. Notes		2.65	3/2/15	1,060,000		1,086,422
Citigroup,
Sr. Unscd. Notes		4.50	1/14/22	815,000		896,568
Comcast,
Gtd. Notes		5.90	3/15/16	150,000		174,435
CVS Pass-Through Trust,
Pass Thru Certificates Notes		6.04	12/10/28	339,634		395,442
CVS Pass-Through Trust,
Pass Thru Certificates Notes		5.77	1/10/33	144,074	c	165,166
DaVita,
Gtd. Notes		5.75	8/15/22	120,000		125,400
DIRECTV Holdings,
Gtd. Notes		5.00	3/1/21	500,000		561,114
EQT,
Sr. Unscd. Notes		8.13	6/1/19	135,000		163,646
Express Scripts Holding
Gtd. Notes		2.10	2/12/15	540,000	c	554,280
Federal Home Loan Mortgage Corp.		3.50	6/1/42	2,190,140	g	2,356,967
Federal National Mortgage Association		3.50	10/1/41 - 6/1/42	13,219,593	g	14,261,038
Federal National Mortgage Association		3.50	11/1/40 - 10/1/41	10,310,000	g,h	11,036,632
Ford Motor Credit,
Sr. Unscd. Notes		3.00	6/12/17	500,000		509,501
Ford Motor Credit,
Sr. Unscd. Notes		3.88	1/15/15	720,000		752,880
General Electric Capital,
Sub. Notes		5.30	2/11/21	300,000		344,861
Goldman Sachs Group,
Sr. Unscd. Notes		5.75	1/24/22	310,000		357,739
Goldman Sachs Group,
Sr. Unscd. Notes		6.00	6/15/20	380,000		438,843
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	580,000	c	644,870
HSBC USA,
Sr. Unscd. Notes		2.38	2/13/15	1,200,000		1,236,038
Hyundai Capital America,
Gtd. Notes		4.00	6/8/17	475,000	c	512,884
JP Morgan Chase Commercial Mortgage Securities,
Ser. 2007-CB20, Cl. AM		5.88	2/12/51	525,000	d	586,100
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.35	8/15/21	1,055,000		1,164,957
JPMorgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	450,000	d	569,998
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	165,000		207,545
Lamar Media,

Gtd. Notes		5.88	2/1/22	350,000		374,500
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	130,000		179,168
LyondellBasell Industries,
Sr. Unscd. Notes		5.00	4/15/19	375,000		400,313
Macy's Retail Holdings,
Gtd. Notes		6.38	3/15/37	275,000		332,828
Marathon Petroleum,
Sr. Unscd. Notes		5.13	3/1/21	380,000		439,258
MetLife Institutional Funding II,
Scd. Notes		1.36	4/4/14	1,075,000	c,d	1,083,920
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	540,000		567,000
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/24/20	425,000		459,608
NBCUniversal Media,
Sr. Unscd. Notes		4.38	4/1/21	95,000		107,918
NBCUniversal Media,
Sr. Unscd. Notes		5.15	4/30/20	385,000		456,988
News America,
Gtd. Notes		6.90	3/1/19	355,000		446,701
Peabody Energy,
Gtd. Notes		6.00	11/15/18	505,000	c	507,525
Peabody Energy,
Gtd. Notes		6.25	11/15/21	240,000	c	240,000
PepsiCo,
Sr. Unscd. Notes		0.80	8/25/14	650,000		654,102
Philip Morris International,
Sr. Unscd. Notes		5.65	5/16/18	125,000		153,330
Philip Morris International,
Sr. Unscd. Notes		6.88	3/17/14	135,000		147,538
Plains All American Pipeline,
Gtd. Notes		5.00	2/1/21	135,000		159,759
Plains All American Pipeline,
Gtd. Notes		8.75	5/1/19	65,000		87,518
Prudential Financial,
Sr. Unscd. Notes		5.38	6/21/20	200,000		231,570
Puget Energy,
Sr. Scd. Notes		6.00	9/1/21	170,000		190,464
Reed Elsevier Capital,
Gtd. Notes		8.63	1/15/19	110,000		141,455
Santander Drive Auto Receivables Trust,
Ser. 2012-1, Cl. B		2.72	5/15/16	365,000		372,040
Sempra Energy,
Sr. Unscd. Notes		1.15	3/15/14	770,000	d	773,674
SLM Student Loan Trust,
Ser. 2011-B, Cl. A1		1.07	12/16/24	809,017	c,d	808,977
SLM,
Sr. Unscd. Notes		7.25	1/25/22	730,000		821,250
Time Warner Cable,
Gtd. Notes		4.00	9/1/21	300,000		331,400
U.S. Treasury Notes		0.25	9/15/14	4,890,000		4,891,149
U.S. Treasury Notes		1.00	3/31/17	470,000	b	479,473
U.S. Treasury Notes		2.13	8/15/21	500,000		528,985
U.S. Treasury Notes		2.63	8/15/20	1,475,000		1,630,912
Unit,
Gtd. Notes		6.63	5/15/21	605,000	c	627,688
Ventas Realty,
Gtd. Notes		4.25	3/1/22	245,000		261,038
Watson Pharmaceuticals,
Sr. Unscd. Notes		3.25	10/1/22	310,000		314,624
Wells Fargo & Co.
Sr. Unscd. Notes		2.63	12/15/16	910,000		963,834
WM Wrigley Jr.,
Sr. Scd. Notes		3.70	6/30/14	380,000	c	392,086
Xerox,
Sr. Unscd. Notes		1.26	5/16/14	190,000	d	189,809
						67,831,614
Zambia--.1%
Zambian Government,

Unscd. Notes	5.38	9/20/22	220,000	c	222,200
Total Bonds And Notes
(cost $237,033,449)					248,364,621
			Principal
Short-Term Investments--5.4%			Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 11/8/12			100,000		99,993
0.09%, 10/11/12			11,000,000		10,999,857
0.12%, 2/7/13			3,180,000	i	3,178,642
Total Short-Term Investments
(cost $14,278,360)					14,278,492

Other Investment--.9%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,264,427)			2,264,427	j	2,264,427

Investment of Cash Collateral for Securities Loaned--1.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $5,136,939)			5,136,939	j	5,136,939
Total Investments (cost $258,713,175)			102.2%		270,044,479
Liabilities, Less Cash and Receivables			(2.2%)		(5,813,372)
Net Assets			100.0%		264,231,107

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CLP--Chilean Peso
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
NOK--Norwegian Krone
PEN--Peruvian Nuevo Sol
PHP--Philippine Peso
SEK--Swedish Krona
TRY--Turkish Lira
ZAR--South African Rand
b	Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was
$5,644,198 and the value of the collateral held by the fund was $5,975,513, consisting of cash collateral of
$5,136,939 and U.S Government & Agency securities valued at $838,574.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities were valued at $43,491,565 or 16.5% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
g	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
h	Purchased on a forward commitment basis.
i	Held by or on behalf of a counterparty for open financial futures positions.
j	Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $11,331,304 of which $11,994,304 related to appreciated investment securities and $663,000 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	39.9
Corporate Bonds	33.4
U.S. Government/Agencies	13.3
Short-Term/Money Market Investments	8.2
Asset/Commercial/Residential Mortgage-Backed	7.4
102.2

† Based on net assets.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
September 30, 2012 (Unaudited)

		Foreign				Unrealized
Forward Foreign Currency		Currency				Appreciation
Exchange Contracts		Amounts		Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Euro,
Expiring
10/1/2012	a	42,804		55,003	55,005	2

Mexican New Peso,
Expiring
10/30/2012	b	48,640,000		3,767,325	3,765,423	(1,902)

Singapore Dollar,
Expiring
10/30/2012	c	3,090,000		2,525,005	2,517,818	(7,187)

Sales:			Proceeds ($)

Australian Dollar,
Expiring:
10/30/2012	c	5,810,000		6,049,372	6,008,192	41,180
10/30/2012	d	4,970,000		5,203,310	5,139,538	63,772

Brazilian Real,
Expiring
11/5/2012	e	2,240,000		1,099,521	1,099,203	318

British Pound,
Expiring:
10/1/2012	c	5,430		8,793	8,769	24
10/30/2012	a	1,210,000		1,960,509	1,953,712	6,797
10/30/2012	c	1,565,000		2,537,648	2,526,908	10,740
10/30/2012	d	5,480,000		8,884,286	8,848,214	36,072
10/30/2012	f	1,000,000		1,621,230	1,614,638	6,592

Canadian Dollar,
Expiring
10/30/2012	d	7,240,000	7,416,819	7,359,314	57,505

Chilean Peso,
Expiring
10/30/2012	g	1,033,830,000	2,161,016	2,167,434	(6,418)

Euro,
Expiring:
10/30/2012	a	7,620,000	9,911,293	9,795,310	115,983
10/30/2012	c	8,910,000	11,560,903	11,453,571	107,332
10/30/2012	d	8,620,000	11,183,329	11,080,783	102,546
10/30/2012	e	20,350,000	26,404,773	26,159,390	245,383
10/30/2012	f	10,090,000	13,088,950	12,970,430	118,520
10/30/2012	h	5,790,000	7,522,397	7,442,893	79,504
10/30/2012	i	4,870,000	6,318,825	6,260,257	58,568

Japanese Yen,
Expiring
10/30/2012	a	313,080,000	4,001,958	4,012,875	(10,917)
10/30/2012	d	522,650,000	6,680,428	6,699,020	(18,592)
10/30/2012	f	517,560,000	6,615,707	6,633,779	(18,072)
10/30/2012	i	286,248,000	3,657,327	3,668,958	(11,631)
10/30/2012	j	445,910,000	5,658,268	5,715,412	(57,144)
10/30/2012	k	339,485,000	4,334,201	4,351,319	(17,118)

Norwegian Krone,
Expiring
10/30/2012	e	4,430,000	771,543	772,334	(791)

Peruvian Nuevo Sol,
Expiring
10/30/2012	g	1,570,000	602,534	602,949	(415)

South African Rand,
Expiring:
10/30/2012	d	22,300,000	2,689,501	2,667,172	22,329
10/30/2012	e	11,900,000	1,435,898	1,423,289	12,609

Swedish Krona,
Expiring:
10/30/2012	e	5,070,000	771,939	771,083	856
10/30/2012	f	3,470,000	528,170	527,743	427

Turkish Lira,
Expiring
10/30/2012	b	4,500,000	2,496,048	2,492,529	3,519

Gross Unrealized Appreciation					1,090,578
Gross Unrealized Depreciation					(150,187)

Counterparties:

a	Commonwealth Bank of Australia
b	JP Morgan Chase & Co.
c	Goldman Sachs
d	Credit Suisse First Boston
e	Morgan Stanley
f	Deutsche Bank
g Citigroup
h	Royal Bank of Scotland
i	UBS
j	Barclays Capital
k	Merrill Lynch

STATEMENT OF FINANCIAL FUTURES
September 30, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2012 ($)

Financial Futures Long
Japanese 10 Year Bonds	3	5,542,927	December 2012	8,921
U.S. Treasury Ultra Long Term Bonds	35	5,782,656	December 2012	104,652
U.S. Treasury 2 Year Notes	18	3,969,563	December 2012	826
U.S. Treasury Long Bonds	18	2,688,750	December 2012	49,201

Financial Futures Short
Euro-Bobl	78	12,598,396	December 2012	(74,005)
Euro-Bund	29	5,283,264	December 2012	(31,107)
Euro-Schatz	68	9,675,088	December 2012	(7,865)
U.S. Treasury 5 Year Notes	118	14,706,488	December 2012	(11,506)
U.S. Treasury 10 Year Notes	34	4,538,469	December 2012	(8,324)

Gross Unrealized Appreciation				163,600
Gross Unrealized Depreciation				(132,807)

Notional	Reference		(Pay) /Receive		Market	Unrealized
Amount	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	Appreciation ($)
6,500,000	EUR - 1 Year Libor	JP Morgan	1.91	11/4/2016	496,940	496,940

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	17,000,814	-	17,000,814
Commercial Mortgage-Backed	-	586,100	-	586,100
Corporate Bonds+	-	88,282,249	-	88,282,249
Foreign Government	-	105,333,309	-	105,333,309
Mutual Funds	7,401,366	-	-	7,401,366
Residential Mortgage-Backed	-	1,976,993	-	1,976,993
U.S. Government Agencies/Mortgage-Backed	-	27,654,637	-	27,654,637
U.S. Treasury	-	21,809,011	-	21,809,011
Other Financial Instruments:
Financial Futures++	163,600	-	-	163,600
Forward Foreign Currency Exchange Contracts++	-	1,090,578	-	1,090,578
Swaps++	-	496,940	-	496,940
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(132,807)	-	-	(132,807)
Forward Foreign Currency Exchange Contracts++	-	(150,187)	-	(150,187)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish International Fixed Income Fund
September 30, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--93.5%		Rate (%)	Date	Amount ($) a		Value ($)
Australia--2.7%
FMG Resources (August 2006),
Gtd. Notes		6.38	2/1/16	215,000	b	210,162
Queensland Treasury,
Gov't Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	860,000		915,974
Queensland Treasury,
Gov't Gtd. Notes, Ser. 15	AUD	6.00	10/14/15	575,000		648,750
Queensland Treasury,
Gov't Gtd. Notes, Ser. 21	AUD	6.00	6/14/21	780,000		956,608
SMART Trust,
Ser. 2011-1USA, Cl. A3B		1.07	10/14/14	335,664	b,c	336,220
						3,067,714
Austria--1.0%
Austrian Government,
Sr. Unscd. Bonds	EUR	3.90	7/15/20	750,000	b	1,124,129
Belgium--1.5%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	130,000		341,389
Belgium Government,
Sr. Unscd. Notes, Ser.65	EUR	4.25	9/28/22	920,000		1,361,592
						1,702,981
Brazil--1.1%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/13	1,850,000		941,241
Petrobras International Finance,
Gtd. Notes	EUR	5.88	3/7/22	190,000		279,851
						1,221,092
Canada--6.9%
Bombardier,
Sr. Unscd. Notes	EUR	6.13	5/15/21	185,000	b	251,998
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A2	CAD	2.03	8/17/15	200,000	b	204,409
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	725,000	b	746,564
Canadian Capital Auto Receivables Asset Trust,
Ser. 2011-1A, Cl. A2	CAD	2.63	8/17/14	900,998	b	921,820
Canadian Government,
Bonds	CAD	3.75	6/1/19	415,000		483,297
CIT Canada Equipment Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	555,000	b	564,260
CNH Capital Canada Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	755,000	b	774,852
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	440,000	b	449,242
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	550,000		562,330
Ford Auto Securitization Trust,
Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	412,563	b	421,891
Ford Auto Securitization Trust,
Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	150,000	b	154,921
MEG Energy,
Gtd. Notes		6.38	1/30/23	260,000	b	277,875
Province of Ontario Canada,
Bonds	CAD	4.40	3/8/16	1,200,000		1,336,527
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	340,000		425,126
Videotron,
Gtd. Notes		5.00	7/15/22	270,000		283,500
						7,858,612
Chile--1.7%
Banco Santander Chile,
Sr. Unscd. Notes		3.88	9/20/22	195,000	b	196,094
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	541,000,000		1,213,501

CODELCO,
Sr. Unscd. Notes		3.88	11/3/21	240,000	b	262,023
Empresa Nacional de Petroleo,
Sr. Unscd. Notes		4.75	12/6/21	245,000	b	263,375
						1,934,993
Colombia--.2%
Bancolombia,
Sub. Notes		5.13	9/11/22	210,000		213,150
France--5.6%
AXA,
Sub. Notes	EUR	5.25	4/16/40	500,000	c	591,467
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	450,000	c	492,832
AXA,
Jr. Sub. Notes	EUR	6.21	10/29/49	95,000	c	102,529
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	350,000		449,767
BNP Paribas,
Sr. Unscd. Notes		2.38	9/14/17	915,000		920,022
French Government,
Bonds	EUR	4.00	4/25/14	1,215,000		1,656,208
French Government,
Bonds	EUR	4.50	4/25/41	1,255,000		2,014,325
Pernod-Ricard,
Sr. Unscd. Bonds	EUR	5.00	3/15/17	100,000		145,143
						6,372,293
Germany--4.3%
Conti-Gummi Finance,
Sr. Scd. Bonds	EUR	7.13	10/15/18	250,000	b	344,875
Daimler,
Sr. Unscd. Notes	EUR	4.63	9/2/14	150,000		206,732
German Government,
Unscd. Bonds	EUR	2.00	1/4/22	250,000		340,274
German Government,
Bonds, Ser. 155	EUR	2.50	10/10/14	2,600,000		3,508,550
German Government,
Bonds	EUR	3.25	7/4/42	70,000		110,568
Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	100,000	b	132,521
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	175,000	b	246,248
						4,889,768
Iceland--.8%
Iceland Government,
Unscd. Notes		5.88	5/11/22	325,000	b	354,907
Iceland Government,
Notes		4.88	6/16/16	525,000		547,649
						902,556
Ireland--3.8%
Ardagh Packaging Finance,
Sr. Scd. Notes	EUR	7.38	10/15/17	105,000		144,038
Bank of Ireland,
Gov't Gtd. Notes	EUR	4.00	1/28/15	910,000		1,172,319
Irish Government,
Bonds	EUR	4.60	4/18/16	300,000		404,472
Irish Government,
Bonds	EUR	5.00	10/18/20	730,000		939,015
Irish Government,
Bonds	EUR	5.50	10/18/17	910,000		1,266,861
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	5.13	9/15/18	100,000	b	129,951
Smurfit Kappa Acquistions,
Sr. Scd. Notes	EUR	7.75	11/15/19	175,000	b	247,653
						4,304,309
Italy--8.9%
Enel Finance International,
Gtd. Notes		5.13	10/7/19	155,000	b	161,173
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	4.13	9/19/16	100,000		129,106
Intesa Sanpaolo,

Sr. Notes	EUR	5.00	2/28/17	500,000		667,898
Italian Government,
Bonds	EUR	4.75	6/1/17	4,525,000		6,010,462
Italian Government,
Bonds	EUR	5.00	9/1/40	195,000		225,175
Italian Government,
Bonds	EUR	5.50	9/1/22	1,620,000		2,159,223
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	190,000		210,425
Telecom Italia,
Sr. Unscd. Notes	GBP	7.38	12/15/17	350,000		616,320
						10,179,782
Japan--10.2%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	11,000,000		144,898
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.70	9/20/22	263,000,000		3,700,542
Japanese Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	221,750,000		2,856,168
Japanese Government,
Sr. Unscd. Bonds, Ser. 106	JPY	2.20	9/20/28	202,850,000		2,897,849
Japanese Government,
Sr. Unscd. Bonds, Ser. 79	JPY	2.00	6/20/25	51,900,000		738,448
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	93,000,000	d	1,262,248
						11,600,153
Mexico--1.3%
Comision Federal de Eletricidad,
Sr. Unscd. Notes		5.75	2/14/42	360,000	b	404,100
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	9,090,000		886,065
Mexichem,
Sr. Unscd. Notes		4.88	9/19/22	200,000	b	203,500
						1,493,665
Netherlands--3.3%
ABN Amro Bank,
Sr. Unscd. Notes		4.25	2/2/17	500,000	b	537,590
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	175,000		270,006
ELM,
Sub. Notes	EUR	5.25	5/11/49	450,000	c	548,977
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	150,000		198,347
Iberdrola International,
Gtd. Notes	EUR	4.50	9/21/17	100,000		130,130
ING Bank,
Covered Notes	EUR	3.63	8/31/21	170,000		246,481
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	350,000		489,318
Repsol International Finance,
Gtd. Notes	EUR	4.38	2/20/18	200,000		258,988
Repsol International Finance,
Gtd. Notes	EUR	4.88	2/19/19	200,000		260,990
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	150,000		246,020
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	300,000	b	319,500
Ziggo Bond,
Sr. Unscd. Notes	EUR	8.00	5/15/18	180,000	b	255,018
						3,761,365
Norway--1.2%
DNB Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	590,000		836,630
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	900,000		180,020
Statoil,
Gtd. Notes		4.25	11/23/41	350,000		388,743
						1,405,393
Peru--.5%
BBVA Banco Continental,

Sr. Unscd. Notes		5.00	8/26/22	40,000	b	41,200
Corp Financiera de Desarrollo,
Sr. Unscd. Notes		4.75	2/8/22	200,000	b	221,500
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	710,000	b	327,379
						590,079
Philippines--.2%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	7,000,000		177,452
Poland--.5%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	480,000		558,000
Slovakia--3.3%
Slovakian Government,
Sr. Unscd. Notes		4.38	5/21/22	1,400,000	b	1,479,940
Slovakian Government,
Bonds, Ser. 213	EUR	3.50	2/24/16	700,000		969,968
Slovakian Government,
Sr. Unsub. Notes	EUR	4.00	3/26/21	520,000		737,570
Slovakian Government,
Sr. Unscd. Notes	EUR	4.38	1/21/15	405,000		562,133
						3,749,611
South Africa--1.4%
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	6,210,000		601,227
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	7,130,000		783,687
Transnet SOC,
Sr. Unscd. Notes		4.00	7/26/22	225,000	b	229,275
						1,614,189
South Korea--.7%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	155,000		205,636
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	535,000		542,180
						747,816
Spain--5.4%
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	700,000		934,334
BBVA Senior Finance,
Gtd. Notes	EUR	4.38	9/21/15	400,000		515,405
Iberdrola Finanzas,
Gtd. Notes	EUR	3.50	10/13/16	500,000		638,922
Santander International Debt,
Gtd. Notes	EUR	4.00	3/27/17	700,000		866,081
Spanish Government,
Bonds	EUR	3.40	4/30/14	1,825,000		2,354,808
Telefonica Emisiones,
Gtd. Notes	GBP	5.38	2/2/18	530,000		860,328
						6,169,878
Supranational--1.3%
Corporacion Andina de Fomento,
Sr. Unscd. Notes		4.38	6/15/22	155,000		168,874
Corporacion Andina de Formento,
Sr. Unscd. Notes		3.75	1/15/16	260,000		273,890
Eurasian Development Bank,
Sr. Unscd. Notes		4.77	9/20/22	215,000	b	218,332
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000		784,898
						1,445,994
Sweden--1.9%
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	2,670,000		484,435
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	6,475,000		1,063,186
Swedish Government,
Bonds, Ser. 1041	SEK	6.75	5/5/14	3,700,000		617,138
						2,164,759
Switzerland--.6%
Credit Suisse,

Covered Notes	EUR	2.13	1/18/17	500,000		678,017
Thailand--.2%
Bangkok Bank Public,
Sr. Unscd. Notes		2.75	3/27/18	245,000	b	246,696
Turkey--.9%
Turkish Government,
Bonds	TRY	3.00	2/23/22	1,780,000		1,065,136
United Kingdom--9.0%
Abbey National Treasury Services,
Covered Bonds	EUR	3.63	9/8/17	350,000		491,181
ArcelorMittal,
Sr. Unscd. Notes		6.25	2/25/22	230,000	c	226,936
ArcelorMittal,
Sr. Unscd. Notes	EUR	4.63	11/17/17	105,000	c	139,213
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	350,000		464,326
BP Capital Markets,
Gtd. Notes		2.25	11/1/16	120,000		125,738
GlaxoSmithKline Capital,
Gtd. Notes		0.75	5/8/15	485,000		488,212
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	0.92	2/15/17	320,000	b,c	414,103
Ineos Finance,
Sr. Scd. Notes		7.50	5/1/20	200,000	b	204,000
Lloyds TSB Bank,
Gtd. Notes		4.20	3/28/17	250,000		276,122
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/16	300,000		410,886
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	200,000		294,256
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	175,000		266,286
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.59	9/15/39	578,653	b,c	491,982
Royal Bank of Scotland,
Covered Notes,	EUR	3.00	9/8/16	265,000		363,206
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/21	400,000		582,395
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	4.75	5/18/16	150,000		214,137
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	235,000	c	263,873
United Kingdom Gilt,
Bonds	GBP	3.75	9/7/21	280,000		539,469
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	505,000		1,004,639
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	1,535,000		3,052,225
						10,313,185
United States--13.1%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	56,017		56,156
Ally Financial,
Gtd. Notes		4.50	2/11/14	100,000		102,500
Ally Financial,
Gtd. Notes		5.50	2/15/17	360,000		376,666
Ally Master Owner Trust,
Ser. 2011-5, Cl. A		0.87	6/15/15	450,000	c	451,053
American International Group,
Sr. Unscd. Notes		4.88	6/1/22	245,000		276,645
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	180,000		217,247
Bank of America,
Sr. Unscd. Notes		3.88	3/22/17	460,000		495,534
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	165,000		234,038
Cargill,
Sr. Unscd. Notes		3.25	11/15/21	295,000	b	305,081
Chrysler Financial Auto Securitization Trust,
Ser. 2010-A, Cl. D		3.52	8/8/16	220,000		221,505

CIT Group,
Sr. Unscd. Notes		4.25	8/15/17	200,000		208,556
CIT Group,
Sr. Unscd. Notes		5.00	5/15/17	235,000		252,037
Citigroup,
Sr. Unscd. Notes		2.65	3/2/15	485,000		497,089
Citigroup,
Sr. Unscd. Notes		4.50	1/14/22	340,000		374,029
Comcast,
Gtd. Notes		5.90	3/15/16	50,000		58,145
CVS Pass-Through Trust,
Pass Thru Notes		5.77	1/10/33	211,309	b	242,243
Davita,
Gtd. Notes		5.75	8/15/22	50,000		52,250
DIRECTV Holdings,
Gtd. Notes		5.00	3/1/21	250,000		280,557
Express Scripts Holding
Gtd. Notes		2.10	2/12/15	245,000	b	251,479
Ford Motor Credit,
Sr. Unscd. Notes		3.00	6/12/17	220,000		224,180
Ford Motor Credit,
Sr. Unscd. Notes		3.88	1/15/15	280,000		292,787
General Electric Capital,
Sub. Notes		5.30	2/11/21	150,000		172,431
Goldman Sachs Group,
Sr. Unscd. Notes		5.75	1/24/22	320,000		369,279
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	255,000	b	283,520
Hyundai Capital America,
Gtd. Notes		4.00	6/8/17	220,000	b	237,546
JP Morgan Chase Commercial Mortgage Securities,
Ser. 2007-CB20, Cl. AM		5.88	2/12/51	235,000	c	262,350
JPMorgan Chase Bank,
Sr. Unscd. Notes		4.35	8/15/21	265,000		292,620
JPMorgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	150,000	c	189,999
Lamar Media,
Gtd. Notes		5.88	2/1/22	155,000		165,850
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	75,000		103,366
LyondellBasell Industries,
Sr. Unscd. Notes		5.00	4/15/19	250,000		266,875
Macy's Retail Holdings,
Gtd. Notes		6.38	3/15/37	115,000		139,183
Metropolitan Life Global Funding I,
Sr. Scd. Notes		2.00	1/9/15	265,000	b	271,133
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	245,000		257,250
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/24/20	265,000		286,579
NBCUniversal Media,
Sr. Unscd. Notes		4.38	4/1/21	55,000		62,479
Peabody Energy,
Gtd. Notes		6.00	11/15/18	240,000	b	241,200
Peabody Energy,
Gtd. Notes		6.25	11/15/21	115,000	b	115,000
PepsiCo,
Sr. Unscd. Notes		0.80	8/25/14	300,000		301,893
Plains All American Pipeline,
Gtd. Notes		5.00	2/1/21	275,000		325,436
Prudential Financial,
Sr. Unscd. Notes		5.38	6/21/20	100,000		115,785
Puget Energy,
Sr. Scd. Notes		6.00	9/1/21	100,000		112,038
Santander Drive Auto Receivables Trust,
Ser. 2012-1, Cl. B		2.72	5/16/16	170,000		173,279
SLM,
Sr. Unscd. Notes		7.25	1/25/22	330,000		371,250
Time Warner Cable,
Gtd. Notes		4.00	9/1/21	150,000		165,700

U.S. Treasury Notes		3.13	9/30/13	2,150,000		2,213,072
U.S. Treasury Notes		1.00	3/31/17	220,000		224,434
U.S. Treasury Notes		2.13	8/15/21	65,000		68,768
Unit,
Gtd. Notes		6.63	5/15/21	255,000	b	264,562
Ventas Realty,
Gtd. Notes		4.25	3/1/22	110,000		117,201
Watson Pharmaceuticals,
Sr. Unscd. Notes		3.25	10/1/22	140,000		142,088
Wells Fargo & Co.
Sr. Unscd. Notes		2.63	12/15/16	420,000		444,846
WM Covered Bond Program,
Covered Notes	EUR	4.00	11/26/16	285,000		405,770
WM Wrigley Jr.,
Sr. Scd. Notes		3.70	6/30/14	170,000	b	175,407
Xerox,
Sr. Unscd. Notes		1.26	5/16/14	125,000	c	124,874
						14,932,840
Total Bonds And Notes
(cost $99,802,145)						106,485,607

Short-Term Investments--2.5%
U.S. Treasury Bills;
0.12%, 2/7/13
(cost $2,853,722)				2,855,000	[e]	2,853,722

Other Investment--.5%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $541,813)				541,813	[f]	541,813

Total Investments (cost $103,197,680)				96.5%		109,881,142
Cash and Receivables (Net)				3.5%		4,030,177
Net Assets				100.0%		113,911,319

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CLP--Chilean Peso
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
NOK--Norwegian Krone
PEN--Peruvian Nuevo Sol
PHP--Philippine Peso
SEK--Swedish Krona
TRY--Turkish Lira
ZAR--South African Rand
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities were valued at $16,758,449 or 14.7% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
e	Held by or on behalf of a counterparty for open financial futures positions.
f	Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $6,683,462 of which $7,076,373 related to appreciated investment securities and $392,911 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	51.8
Corporate Bonds	33.2
Asset/Commerical/Residential Mortgage-Backed	6.3
Short-Term/Money Market Investment	3.0
U.S. Government	2.2

96.5
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2012 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Euro,
Expiring
10/1/2012[a]	74,914	96,264	96,268	4

Mexican New Peso,
Expiring
10/30/2012[b]	15,360,000	1,190,495	1,189,081	(1,414)

Singapore Dollar,
Expiring
10/30/2012[c]	1,280,000	1,045,957	1,042,980	(2,977)

Sales:		Proceeds ($)

Australian Dollar,
Expiring:
10/30/2012[c]	3,480,000	3,623,376	3,598,711	24,665
10/30/2012[d]	2,250,000	2,355,043	2,326,753	28,290

Brazilian Real,
Expiring
11/5/2012e	1,935,000	949,810	949,535	275

British Pound,
Expiring:
10/1/2012[c]	18	28	28	0
10/30/2012[a]	1,295,000	2,098,230	2,090,956	7,274
10/30/2012[c]	570,000	924,255	920,343	3,912
10/30/2012[d]	1,840,000	2,983,045	2,970,933	12,112
10/30/2012[f]	450,000	729,554	726,587	2,967

Canadian Dollar,
Expiring
10/30/2012[d]	3,950,000	4,042,575	4,015,095	27,480

Chilean Peso,
Expiring

10/30/2012[g]	595,890,000	1,245,589	1,249,289	(3,700)

Euro,
Expiring:
10/30/2012[a]	1,490,000	1,944,550	1,915,356	29,194
10/30/2012[c]	5,535,000	7,181,773	7,115,097	66,676
10/30/2012[d]	4,420,000	5,734,376	5,681,794	52,582
10/30/2012[e]	7,150,000	9,277,477	9,191,137	86,340
10/30/2012[f]	8,750,000	11,350,675	11,247,895	102,780
10/30/2012[h]	3,285,000	4,264,709	4,222,781	41,928
10/30/2012[i]	4,905,000	6,364,237	6,305,249	58,988

Japanese Yen,
Expiring:
10/30/2012[a]	96,880,000	1,238,373	1,241,751	(3,378)
10/30/2012[d]	271,285,000	3,467,521	3,477,171	(9,650)
10/30/2012[f]	181,685,000	2,322,387	2,328,731	(6,344)
10/30/2012[i]	385,680,000	4,927,747	4,943,419	(15,672)
10/30/2012[j]	125,945,000	1,607,939	1,614,289	(6,350)
10/30/2012[k]	163,740,000	2,092,069	2,098,723	(6,654)

Norwegian Krone,
Expiring
10/30/2012[e]	840,000	146,297	146,447	(150)

Peruvian Nuevo Sol,
Expiring
10/30/2012[g]	710,000	272,484	272,671	(187)

South African Rand,
Expiring:
10/30/2012[d]	4,480,000	540,312	535,826	4,486
10/30/2012[e]	7,820,000	943,590	935,304	8,286

Swedish Krona,
Expiring:
10/30/2012[e]	11,500,000	1,750,945	1,749,005	1,940
10/30/2012[f]	3,310,000	503,816	503,409	407

Turkish Lira,
Expiring
10/30/2012[b]	1,890,000	1,048,340	1,046,862	1,478

Gross Unrealized Appreciation				562,064
Gross Unrealized Depreciation				(56,476)

Counterparties:

a	Commonwealth Bank of Australia
b	JP Morgan Chase & Co.
c	Goldman Sachs
d	Credit Suisse First Boston
e	Morgan Stanley
f	Deutsche Bank
g	Citigroup
h	Royal Bank of Scotland
i	UBS
j	Merrill Lynch
k	Barclays Bank

STATEMENT OF FINANCIAL FUTURES
September 30, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2012 ($)
Financial Futures Long
Canadian 10 Year Bonds	19	2,653,158	December 2012	24,507
Euro-Bund	23	4,190,175	December 2012	686
Japanese 10 Year Bonds	8	14,781,138	December 2012	23,506
Long Gilt	11	2,142,555	December 2012	(2,906)
U.S. Treasury Ultra Long Term Bonds	5	826,094	December 2012	19,437
Financial Futures Short
Euro-Bobl	13	(2,099,733)	December 2012	(11,475)
Euro-Schatz	38	(5,406,667)	December 2012	(4,482)
U.S. Treasury 2 Year Notes	22	(4,851,688)	December 2012	321
U.S. Treasury 5 Year Notes	54	(6,730,088)	December 2012	(1,314)
U.S. Treasury 10 Year Notes	104	(13,882,375)	December 2012	4,152
U.S. Treasury Long Bonds	6	(896,250)	December 2012	11,197

Gross Unrealized Appreciation				83,806
Gross Unrealized Depreciation				(20,177)

						Unrealized
Notional	Reference		(Pay) /Receive		Market	Appreciation
Amount	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Depreciation) ($)
2,410,000	USD - 6 Month Libor	Citibank	(3.68)	5/5/2020	(454,680)	(454,680)
3,100,000	EUR - 1 Year Libor	JP Morgan	1.91	11/4/2016	235,558	235,558

Gross Unrealized Appreciation	235,558
Gross Unrealized Depreciation	(454,680)

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	6,452,604	-	6,452,604
Commercial Mortgage-Backed	-	262,350	-	262,350
Corporate Bonds+	-	37,762,464	-	37,762,464
Foreign Government	-	59,009,932	-	59,009,932
Mutual Funds	541,813	-	-	541,813
Residential Mortgage-Backed	-	491,982	-	491,982
U.S. Treasury	-	5,359,997	-	5,359,997
Other Financial Instruments:
Financial Futures++	83,806	-	-	83,806
Forward Foreign Currency Exchange Contracts++	-	562,064	-	562,064
Swaps++	-	235,558	-	235,558
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(20,177)	-	-	(20,177)
Forward Foreign Currency Exchange Contracts++	-	(56,476)	-	(56,476)
Swaps++	-	(454,680)	-	(454,680)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	November 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)